Loans Payable - Schedule of Loans Payable (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Nov. 30, 2021	Feb. 09, 2021
Loans Payable - Schedule of Loans Payable (Details) [Line Items]
Balance, beginning of the period						$ 2,543,083
New loans	[1],[2]	691,500		10,000,000		1,432,000
Loan assumed in business acquisition		410,700	[3]		[3]
Repayment of loans		(1,027,754)		(10,000,000)		(3,975,083)
Interest		225,373
Fair value adjustment		310,521
Balance, end of the period		610,340
Long-term loans payable		(356,710)					$ (40,000)	$ (40,000)
Total		$ 253,630

[1]	On March 2, 2022, the Company announced the closing of a $10,000,000 committed, collateralized revolving credit facility with Securitize, Inc. (the “Loan Facility”). The Loan Facility had a one-year committed term and an interest rate of 7.5% per annum.
[2]	The Company entered into a loan agreement with Doge Capital LLC (“Doge”), a company controlled by the chief executive officer, dated February 6, 2023, whereby Doge lent the Company the equivalent value of 30 Bitcoins, being $691,500, and the Company agreed to repay Doge 36 Bitcoins as full repayment of the loan. The Company shall repay Doge 3 Bitcoins per month for 12 consecutive months with the first payment due on March 1, 2023 and the remaining 11 payments due on the first day of each successive month.
[3]	Upon the closing of the power plant transaction (note 4), the Company assumed a loan agreement with Niagara Mohawk Power Corporation dated September 1, 2020. The Company is required to make minimum payments of $2,500 per month, with the outstanding balance of $410,700. As the outstanding principal balance was not paid in full as of September 6, 2023, interest shall accrue on the outstanding balance as of that date and each subsequent month thereafter at the rate for overdue payments described as in National Grid’s Electricity Tariff for Service Classification No 6.